Note 19 - Other assets and liabilities	6 Months Ended
Jun. 30, 2019
Other Assets and Liabilities
Disclosure of other assets and liabilities

19. Other assets and liabilities

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Other assets and liabilities: (Millions of Euros)
	June 2019	December 2018
Inventories	592	635
Real estate	591	633
Others	1	2
Transactions in progress	228	249
Accruals	1.032	702
Prepaid expense	577	465
Other prepayments and accrued income	455	237
Other items	2.602	3.886
Total other assets	4.454	5.472
Transactions in progress	126	39
Accruals	2.428	2.558
Accrued expense	1.753	2.119
Other accrued expense and deferred income	675	439
Other items	2.222	1.704
Total other liabilities	4.776	4.301